Deferred Revenue - Deferred Revenue Disclosure (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue Disclosure [Abstract]
Deferred revenue - beginning of year	¥ 2,098,435	¥ 1,299,943	¥ 1,083,249
Additions	73,353,774	38,634,319	28,513,918
Recognition	(72,783,130)	(37,835,827)	(28,297,224)
Deferred revenue - end of year	2,669,079	2,098,435	1,299,943
Less: Deferred revenue, current portion	(1,463,065)	(1,275,716)	(630,997)
Deferred revenue, non-current portion	¥ 1,206,014	¥ 822,719	¥ 668,946